Parent Company Condensed Financial Information - Condensed Balance Sheets (Details)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,264,025,785	$ 183,844,925	¥ 161,963,665
Other current assets	53,969,039	7,849,474	127,269,801
Total current assets	2,450,516,163	356,412,794	1,485,425,522
Non-current assets:
Other assets	85,701,523	12,464,768	5,741,301
TOTAL ASSETS	3,014,390,010	438,424,843	1,755,982,929
Current liabilities:
Dividends payable			39,691,103
Total liabilities	1,151,261,579	167,444,052	1,023,377,568
Shareholders’ equity:
Additional paid-in capital	1,003,026,803	145,884,198	212,309,734
Retained earnings	456,398,812	66,380,454	223,134,889
Accumulated other comprehensive (loss) income	62,367,692	9,071,005	(4,086,149)
Total GreenTree Hospitality Group Ltd. shareholders' equity	1,854,749,384	269,762,110	732,245,241
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	3,014,390,010	438,424,843	1,755,982,929
Common Class A
Shareholders’ equity:
Ordinary shares, value	217,421,867	31,622,699	160,189,926
Common Class B
Shareholders’ equity:
Ordinary shares, value	115,534,210	16,803,754	140,696,841
Parent Company
Current assets:
Cash and cash equivalents	721,573,493	104,948,512
Dividends receivable			39,691,103
Other current assets	4,117,311	598,838
Total current assets	725,690,804	105,547,350	39,691,103
Non-current assets:
Other assets	6,875,561	1,000,009
Investments in subsidiaries	1,129,273,719	164,246,051	732,245,241
TOTAL ASSETS	1,861,840,084	270,793,410	771,936,344
Current liabilities:
Dividends payable			39,691,103
Amounts due to subsidiaries	7,090,700	1,031,300
Total liabilities	7,090,700	1,031,300	39,691,103
Shareholders’ equity:
Additional paid-in capital	1,003,026,803	145,884,198	212,309,734
Retained earnings	456,398,812	66,380,454	223,134,889
Accumulated other comprehensive (loss) income	62,367,692	9,071,005	(4,086,149)
Total GreenTree Hospitality Group Ltd. shareholders' equity	1,854,749,384	269,762,110	732,245,241
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	1,861,840,084	270,793,410	771,936,344
Parent Company | Common Class A
Shareholders’ equity:
Ordinary shares, value	217,421,867	31,622,699	160,189,926
Parent Company | Common Class B
Shareholders’ equity:
Ordinary shares, value	¥ 115,534,210	$ 16,803,754	¥ 140,696,841